MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.01 - Schedule 5

Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	MFA 2026-NQM3-10004		37297270	XXXX	XX/XX/XXXX 6:21:20 PM	Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Reviewer Comment (2026-04-30): Client elects to waive			XX/XX/XXXX 6:17:33 PM	2	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		A	A	A	A	Non QM	Exempt from ATR	No
XXXX	XXXX	MFA 2026-NQM3-10004		37297273	XXXX	XX/XX/XXXX 6:21:20 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,175.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2026-04-29): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:20:03 PM		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Non QM	Exempt from ATR	No
XXXX	XXXX	MFA 2026-NQM3-10006		37297277	XXXX	XX/XX/XXXX 6:21:20 PM	Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	CDFI Bank Originated Loan submitted as non-exempt.				Reviewer Comment (2026-04-30): Client elects to waive			XX/XX/XXXX 6:18:08 PM	2	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		A	A	A	A	Non QM	Exempt from ATR	No